Assets Held for Sale (Details) - GBP (£) £ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure Of Assets And Liabilities Classified As Held For Sale [Line Items]
Assets held for sale	£ 13	£ 13
Property, plant and equipment
Disclosure Of Assets And Liabilities Classified As Held For Sale [Line Items]
Assets held for sale	£ 13	£ 13